Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUE
Revenue	$ 157,882,259	$ 67,326,634	$ 35,867,356
OPERATING EXPENSES
Commissions and voyage related costs	30,137,173	7,004,045	2,523,842
Vessel operating expenses	46,416,510	29,447,876	18,215,487
Depreciation	24,157,022	14,854,885	8,388,208
Amortization of deferred dry dock expenditure	2,120,974	2,031,100	1,420,814
General and administrative expenses	10,748,622	8,178,666	5,669,935
Total operating expenses	113,580,301	61,516,572	36,218,286
Profit/(loss) from operations	44,301,958	5,810,062	(350,930)
Interest expense and finance costs	(12,282,704)	(4,119,283)	(3,464,006)
Interest income	15,571	16,444	6,059
Profit/(loss) before taxes	32,034,825	1,707,223	(3,808,877)
Income tax	(79,860)	(46,749)	(33,726)
Net profit/(loss)	$ 31,954,965	$ 1,660,474	$ (3,842,603)
Net earnings/(loss) per share, basic and diluted (in dollars per share)	$ 1.23	$ 0.07	$ (0.31)
Weighted average number of common shares outstanding, basic and diluted (in shares)	26,059,122	24,547,661	12,241,599